Basis of Presentation and Summary of Significant Accounting Policies - Summary of Revenue By Region (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Total Revenue	$ 6,316,950	$ 1,202,014
North America, South America and Canada [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	5,612,576	683,902
United Kingdom and Europe [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	340,054	$ 53,399
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 364,320